Shareholder Report, Holdings (Details)	Oct. 31, 2025
C000069675 | BNY-92206C102
Holdings [Line Items]
Percent of Net Asset Value	16.40%
C000069675 | BNY-46429B655
Holdings [Line Items]
Percent of Net Asset Value	15.90%
C000069675 | BNY-921943858
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000069675 | BNY-35473P595
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000069675 | BNY-78468R200
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000069675 | BNY-464287804
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000069675 | BNY-78464A359
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000069675 | BNY-46434G764
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000069675 | BNY-46432F396
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000069675 | BNY-46641Q332
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000069675 | Floating Rate - Investment Grade Funds
Holdings [Line Items]
Percent of Net Asset Value	20.70%
C000069675 | U.S. Short Term Treasury Bond Fund
Holdings [Line Items]
Percent of Net Asset Value	16.40%
C000069675 | Short-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	12.30%
C000069675 | International Equity Core Fund
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000069675 | Convertible Bond Funds
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000069675 | Bank Loan Fund
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000069675 | Emerging Markets Funds
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000069675 | Municipal Bond Funds
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000069675 | U.S. Small Cap Core Fund
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000069675 | U.S. Momentum Fund
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000069675 | Derivative Income Fund
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000069675 | Merger Arbitrage Funds
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000069675 | Preferred Fund
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000069675 | Managed Futures Funds
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000069675 | U.S. Sector Funds
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000069675 | Agriculture Fund
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000069675 | Broad Funds
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000069675 | U.S. Large Cap Core Funds
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000069675 | BRIC Equity Fund
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000069675 | U.S. Mid Cap Core Fund
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000069675 | China Fund
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000069675 | Silver Fund
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000077928 | BNY-M2682V108
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000077928 | BNY-285512109
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000077928 | BNY-B3CF1G6
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000077928 | BNY-655844108
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000077928 | BNY-878742204
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000077928 | BNY-BMC4ZZ3
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000077928 | BNY-16115Q308
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000077928 | BNY-69349H107
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000077928 | BNY-15677J108
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000077928 | BNY-45674M101
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000077928 | TransportationBNY-655844108
Holdings [Line Items]
Percent of Net Asset Value	20.50%
C000077928 | ComputersBNY-M2682V108
Holdings [Line Items]
Percent of Net Asset Value	12.20%
C000077928 | PharmaceuticalsBNY-N5749R100
Holdings [Line Items]
Percent of Net Asset Value	10.60%
C000077928 | SoftwareBNY-285512109
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000077928 | REITSBNY-69924R108
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000077928 | RetailBNY-B3CF1G6
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000077928 | ElectricBNY-69349H107
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000077928 | InsuranceBNY-BCRX1J1
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000077928 | EntertainmentBNY-586001109
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000077928 | Money Market FundsBNY-X9USDDIRM
Holdings [Line Items]
Percent of Net Asset Value	10.60%
C000170331 | BNY-B929F46
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000170331 | BNY-4846288
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000170331 | BNY-7123870
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000170331 | BNY-0989529
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000170331 | BNY-7110388
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000170331 | BNY-7103065
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000170331 | BNY-6900643
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000170331 | BNY-5727973
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000170331 | BNY-6215035
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000170331 | BNY-6821506
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000170331 | Japan
Holdings [Line Items]
Percent of Net Asset Value	27.20%
C000170331 | United States
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000170331 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	10.20%
C000170331 | Australia
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000170331 | Germany
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000170331 | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000170331 | France
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000170331 | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000170331 | Spain
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000170331 | Sweden
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000238086 | BNY-457669307
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000238086 | BNY-199908104
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000238086 | BNY-G25457105
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000238086 | BNY-171779309
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000238086 | BNY-876030107
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000238086 | BNY-90138F102
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000238086 | BNY-G6700G107
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000238086 | BNY-40171V100
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000238086 | BNY-91307C102
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000238086 | BNY-12541W209
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000238086 | Engineering & ConstructionBNY-199908104
Holdings [Line Items]
Percent of Net Asset Value	22.30%
C000238086 | TelecommunicationsBNY-G25457105
Holdings [Line Items]
Percent of Net Asset Value	16.70%
C000238086 | ApparelBNY-876030107
Holdings [Line Items]
Percent of Net Asset Value	14.00%
C000238086 | BiotechnologyBNY-457669307
Holdings [Line Items]
Percent of Net Asset Value	13.60%
C000238086 | InsuranceBNY-29452E101
Holdings [Line Items]
Percent of Net Asset Value	12.00%
C000238086 | Real EstateBNY-48020Q107
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000238086 | FoodBNY-912008109
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000238086 | ChemicalsBNY-749685103
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000238086 | MediaBNY-65249B109
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000238086 | Oil & Gas ServicesBNY-G87110105
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000170332 | BNY-037833100
Holdings [Line Items]
Percent of Net Asset Value	10.70%
C000170332 | BNY-594918104
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000170332 | BNY-02079K305
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000170332 | BNY-88160R101
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000170332 | BNY-92826C839
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000170332 | BNY-57636Q104
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000170332 | BNY-007903107
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000170332 | BNY-437076102
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000170332 | BNY-742718109
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000170332 | BNY-060505104
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000170332 | ComputersBNY-037833100
Holdings [Line Items]
Percent of Net Asset Value	38.70%
C000170332 | Diversified Financial ServicesBNY-92826C839
Holdings [Line Items]
Percent of Net Asset Value	15.20%
C000170332 | Auto ManufacturersBNY-88160R101
Holdings [Line Items]
Percent of Net Asset Value	10.80%
C000170332 | InternetBNY-02079K305
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000170332 | Aerospace & DefenseBNY-369604301
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000170332 | Healthcare-ProductsBNY-46120E602
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000170332 | Cosmetics/Personal CareBNY-742718109
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000170332 | ChemicalsBNY-G54950103
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000170332 | REITSBNY-95040Q104
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000170332 | PipelinesBNY-969457100
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000158453 | BNY-B929F46
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000158453 | BNY-4846288
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000158453 | BNY-7123870
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000158453 | BNY-0989529
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000158453 | BNY-7110388
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000158453 | BNY-7103065
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000158453 | BNY-6771720
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000158453 | BNY-0540528
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000158453 | BNY-6450267
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000158453 | BNY-BP6MXD8
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000158453 | Japan
Holdings [Line Items]
Percent of Net Asset Value	23.80%
C000158453 | United States
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000158453 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	10.40%
C000158453 | Australia
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000158453 | Germany
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000158453 | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000158453 | France
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000158453 | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000158453 | Spain
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000158453 | South Korea
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000232898 | BNY-037833100
Holdings [Line Items]
Percent of Net Asset Value	12.70%
C000232898 | BNY-594918104
Holdings [Line Items]
Percent of Net Asset Value	12.40%
C000232898 | BNY-02079K305
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000232898 | BNY-67066G104
Holdings [Line Items]
Percent of Net Asset Value	15.00%
C000232898 | BNY-023135106
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000232898 | BNY-532457108
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000232898 | BNY-11135F101
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000232898 | BNY-30303M102
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000232898 | BNY-478160104
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000232898 | BNY-718172109
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000232898 | InternetBNY-02079K305
Holdings [Line Items]
Percent of Net Asset Value	12.70%
C000232898 | SemiconductorsBNY-67066G104
Holdings [Line Items]
Percent of Net Asset Value	57.40%
C000232898 | PharmaceuticalsBNY-532457108
Holdings [Line Items]
Percent of Net Asset Value	10.20%
C000232898 | InternetBNY-023135106
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000232898 | Electrical Components & EquipmentBNY-G29183103
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000232898 | BNY-316092204
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000232898 | AgricultureBNY-718172109
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000232898 | ChemicalsBNY-824348106
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000232897 | BNY-B929F46
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000232897 | BNY-4846288
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000232897 | BNY-037833100
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000232897 | BNY-594918104
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000232897 | BNY-02079K305
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000232897 | BNY-67066G104
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000232897 | BNY-023135106
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000232897 | BNY-11135F101
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000232897 | BNY-30303M102
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000232897 | BNY-6889106
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000232897 | Japan
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000232897 | United States
Holdings [Line Items]
Percent of Net Asset Value	58.00%
C000232897 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000232897 | Germany
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000232897 | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000232897 | Sweden
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000232897 | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000232897 | Brazil
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000232897 | Denmark
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000232897 | China
Holdings [Line Items]
Percent of Net Asset Value	1.70%